CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

3. CASH AND CASH EQUIVALENTS

	As of December 31,
	2024	2025
Cash in banks	$31,677	$337,291
Cash equivalents	—	15,641
	$31,677	$352,932

As of December 31, 2025, the Company invested in a short-term USD money market fund, JP Morgan US dollar LIQUIDITY LVNAV FUND W (DIST.) in the amount of $15,641, which is classified as Cash equivalents.